Effect of change in presentation currency - CONSOLIDATED STATEMENT OF CASH FLOWS as previously reported (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Cash generated from operations | $		$ 1,523		$ 1,225		$ 1,059
Interest - paid excluding cumulative PIK interest paid | $		(573)		(412)		(360)
Cumulative PIK interest paid | $				(205)
Income tax paid | $		(103)		(93)		(66)
Net cash from operating activities | $		847		515		633
Cash flows from investing activities
Purchase of business net of cash acquired | $				(3,036)
Purchase of property, plant and equipment | $		(476)		(343)		(339)
Purchase of software and other intangibles | $		(22)		(12)		(9)
Proceeds from disposal of property, plant and equipment | $		6		4		9
Net cash used in investing activities | $		(492)		(3,387)		(339)
Cash flows from financing activities
Proceeds from borrowings | $		3,730		6,169
Repayment of borrowings | $		(4,385)		(2,604)		(221)
Return of capital to parent company | $						(16)
Net proceeds from share issuance by subsidiary | $		326
Dividends paid to parent company | $		(4)		(303)
Dividends paid by subsidiary to non-controlling interest | $		(8)
Early redemption premium costs paid | $		(91)		(121)		(9)
Deferred debt issue costs paid | $		(43)		(82)		(2)
Proceeds from the termination of derivative financial instruments | $		46				90
Net cash (outflow)/inflow from financing activities | $		(429)		3,059		(158)
Net (decrease)/increase in cash and cash equivalents | $		(74)		187		136
Cash and cash equivalents at the beginning of the year | $		818		603		526
Exchange gains/(losses) on cash and cash equivalents | $		79		28		(59)
Cash and cash equivalents at the end of the year | $		$ 823		$ 818		$ 603
Previously stated
Cash flows from operating activities
Cash generated from operations | €	€ 1,330		€ 1,109		€ 950
Interest - paid excluding cumulative PIK interest paid | €	(510)		(372)		(323)
Cumulative PIK interest paid | €			(184)
Income tax paid | €	(90)		(84)		(59)
Net cash from operating activities | €	730		469		568
Cash flows from investing activities
Purchase of business net of cash acquired | €			(2,685)
Purchase of property, plant and equipment | €	(422)		(310)		(304)
Purchase of software and other intangibles | €	(19)		(12)		(8)
Proceeds from disposal of property, plant and equipment | €	5		4		8
Net cash used in investing activities | €	(436)		(3,003)		(304)
Cash flows from financing activities
Proceeds from borrowings | €	3,497		5,479
Repayment of borrowings | €	(4,061)		(2,322)		(198)
Return of capital to parent company | €					(15)
Net proceeds from share issuance by subsidiary | €	306
Dividends paid to parent company | €	(3)		(270)
Dividends paid by subsidiary to non-controlling interest | €	(7)
Early redemption premium costs paid | €	(85)		(108)		(8)
Deferred debt issue costs paid | €	(39)		(72)		(2)
Proceeds from the termination of derivative financial instruments | €	42				81
Net cash (outflow)/inflow from financing activities | €	(350)		2,707		(142)
Net (decrease)/increase in cash and cash equivalents | €	(56)		173		122
Cash and cash equivalents at the beginning of the year | €	776		554		433
Exchange gains/(losses) on cash and cash equivalents | €	(34)		49		(1)
Cash and cash equivalents at the end of the year | €	€ 686		€ 776		€ 554